Schedule of Expected Credit Loss Liability (Details)	Dec. 31, 2025 USD ($)
Pass [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.453%
Pass [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate	1.81%
Elevated Risk [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.17%
Elevated Risk [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate	9.21%
Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 52,058,853
Financing Receivable [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Tranche B - Elevated Risk	35,544,024
Financing Receivable [Member] | Elevated Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Tranche B - Elevated Risk	7,168,435
Financing Receivable [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Tranche C - Specific Risk	9,346,394
Finance Receivables Reserve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,091,772
Finance Receivables Reserve [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Tranche B - Elevated Risk	406,066
Finance Receivables Reserve [Member] | Elevated Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Tranche B - Elevated Risk	296,304
Finance Receivables Reserve [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Tranche C - Specific Risk	$ 389,402